FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07876
                                  -----------

                           Templeton China World Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/07
                          ----------


Item 1. Schedule of Investments.



Templeton China World Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ...........................................  7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton China World Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY           SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 98.7%
    AIR FREIGHT & LOGISTICS 0.0% a
    Sinotrans Ltd., H .............................................................      China           1,238,000   $      607,397
                                                                                                                     ---------------
    AUTO COMPONENTS 1.1%
    Cheng Shin Rubber Industry Co. Ltd. ...........................................      Taiwan          5,679,499        9,643,270
    Norstar Founders Group Ltd. ...................................................    Hong Kong        15,182,000        4,192,334
                                                                                                                     ---------------
                                                                                                                         13,835,604
                                                                                                                     ---------------
    AUTOMOBILES 2.4%
  b Brilliance China Automotive Holdings Ltd. .....................................      China           7,580,000        1,616,091
    China Motor Corp. .............................................................      Taiwan          3,706,948        2,877,120
    Chongqing Changan Automobile Co. Ltd., B ......................................      China           1,362,035        1,486,947
    Dongfeng Motor Corp., H .......................................................      China          26,316,000       20,313,406
    Great Wall Motor Co. Ltd., H ..................................................      China           2,168,500        3,303,182
    Jiangling Motors Corp. Ltd., B ................................................      China             834,210        1,080,001
                                                                                                                     ---------------
                                                                                                                         30,676,747
                                                                                                                     ---------------
    COMMERCIAL BANKS 12.0%
    Bank of China Ltd., H .........................................................      China          23,700,000       12,327,975
  c Bank of China Ltd., H, 144A ...................................................      China          41,306,000       21,486,049
    China Construction Bank Corp., H ..............................................      China          85,464,000       82,105,680
  b Chinatrust Financial Holding Co. Ltd. .........................................      Taiwan         13,536,842        9,814,473
    Industrial and Commercial Bank of China, H ....................................      China          12,691,000       10,040,722
  c Industrial and Commercial Bank of China, H, 144A ..............................      China          22,778,000       18,021,241
                                                                                                                     ---------------
                                                                                                                        153,796,140
                                                                                                                     ---------------
    COMMUNICATIONS EQUIPMENT 0.7%
    D-Link Corp. ..................................................................      Taiwan          2,663,600        4,827,904
    ZTE Corp., H ..................................................................      China             904,000        4,319,165
                                                                                                                     ---------------
                                                                                                                          9,147,069
                                                                                                                     ---------------
    COMPUTERS & PERIPHERALS 4.2%
    Acer Inc. .....................................................................      Taiwan          3,195,787        6,733,184
    Asustek Computer Inc. .........................................................      Taiwan         12,302,275       38,498,211
    Compal Electronics Inc. .......................................................      Taiwan          2,923,545        3,374,192
    Lite-On IT Corp. ..............................................................      Taiwan          6,201,748        5,668,523
                                                                                                                     ---------------
                                                                                                                         54,274,110
                                                                                                                     ---------------
    CONSTRUCTION & ENGINEERING 0.1%
    Baoye Group Co. Ltd., H .......................................................      China           1,206,000        1,335,190
                                                                                                                     ---------------
    DISTRIBUTORS 1.7%
    China Resources Enterprise Ltd. ...............................................    Hong Kong         5,108,000       21,387,345
  b Dah Chong Hong Holdings Ltd. ..................................................    Hong Kong            63,563           28,492
b,c Dah Chong Hong Holdings Ltd., 144A ............................................    Hong Kong           502,000          225,018
                                                                                                                     ---------------
                                                                                                                         21,640,855
                                                                                                                     ---------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 3.9%
    China Netcom Group Corp. (Hong Kong) Ltd. .....................................      China           2,146,000        6,863,054
    China Telecom Corp. Ltd., H ...................................................      China          53,609,833       42,689,841
                                                                                                                     ---------------
                                                                                                                         49,552,895
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 3

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY           SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    ELECTRIC UTILITIES 2.0%
    Cheung Kong Infrastructure Holdings Ltd. ......................................    Hong Kong         6,669,548   $   25,655,567
                                                                                                                     ---------------
    ELECTRICAL EQUIPMENT 1.7%
    BYD Co. Ltd., H ...............................................................      China           1,288,500        9,846,679
    Phoenixtec Power Co. Ltd. .....................................................     Taiwan           9,298,055        8,685,867
    Wasion Meters Group Ltd. ......................................................    Hong Kong         2,172,000        1,288,814
  c Wasion Meters Group Ltd., 144A ................................................    Hong Kong         3,884,000        2,304,674
                                                                                                                     ---------------
                                                                                                                         22,126,034
                                                                                                                     ---------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 3.4%
    AU Optronics Corp. ............................................................      Taiwan          7,039,956       13,632,758
    Delta Electronics Inc. ........................................................      Taiwan            900,397        3,096,640
    Synnex Technology International Corp. .........................................      Taiwan          9,304,064       24,474,517
    Yorkey Optical International Cayman Ltd. ......................................      China           6,819,000        1,970,569
                                                                                                                     ---------------
                                                                                                                         43,174,484
                                                                                                                     ---------------
    FOOD & STAPLES RETAILING 4.2%
    Dairy Farm International Holdings Ltd. ........................................    Hong Kong        10,219,776       47,010,969
    President Chain Store Corp. ...................................................      Taiwan          2,560,088        6,940,595
                                                                                                                     ---------------
                                                                                                                         53,951,564
                                                                                                                     ---------------
    FOOD PRODUCTS 1.1%
  b China Foods Ltd. ..............................................................      China           7,378,000        5,505,581
    People's Food Holdings Ltd. ...................................................      China           3,602,000        2,886,078
    Uni-President Enterprises Corp. ...............................................      Taiwan          1,697,167        2,195,406
    Xiwang Sugar Holdings Co. Ltd. ................................................    Hong Kong         8,738,000        3,030,151
                                                                                                                     ---------------
                                                                                                                         13,617,216
                                                                                                                     ---------------
    HOTELS, RESTAURANTS & LEISURE 0.4%
    NagaCorp Ltd. .................................................................     Cambodia        16,609,000        5,226,343
                                                                                                                     ---------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.1%
    Datang International Power Generation Co. Ltd., H .............................      China          23,172,640       21,041,821
    Guangdong Electric Power Development Co. Ltd., B ..............................      China          11,628,220        9,408,972
    Huadian Power International Corp. Ltd., H .....................................      China           4,180,000        2,190,407
    Huaneng Power International Inc., H ...........................................      China           7,296,776        7,750,414
                                                                                                                     ---------------
                                                                                                                         40,391,614
                                                                                                                     ---------------
    INDUSTRIAL CONGLOMERATES 2.6%
    Citic Pacific Ltd. ............................................................    Hong Kong         1,589,092        8,959,875
    Shanghai Industrial Holdings Ltd. .............................................      China           4,944,253       23,940,346
                                                                                                                     ---------------
                                                                                                                         32,900,221
                                                                                                                     ---------------
    INSURANCE 0.6%
    China Life Insurance Co. Ltd., H ..............................................      China           1,331,000        7,248,236
                                                                                                                     ---------------
    IT SERVICES 0.1%
    Travelsky Technology Ltd., H ..................................................      China             870,000          935,262
                                                                                                                     ---------------
    MACHINERY 1.0%
    China Infrastructure Machinery Holdings Ltd. ..................................    Hong Kong         1,536,000        2,927,612
    China International Marine Containers (Group) Co. Ltd., B .....................      China           6,002,080       10,406,961
                                                                                                                     ---------------
                                                                                                                         13,334,573
                                                                                                                     ---------------


4 | Quarterly Statement of Investments

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY           SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    MEDIA 0.1%
    Next Media Ltd. ...............................................................    Hong Kong           268,000   $       99,821
  c Next Media Ltd., 144A .........................................................    Hong Kong         3,510,000        1,307,355
                                                                                                                     ---------------
                                                                                                                          1,407,176
                                                                                                                     ---------------
    METALS & MINING 0.5%
    Aluminum Corp. of China Ltd., H ...............................................      China             628,000        1,416,356
    Zhaojin Mining Industry Co. Ltd. ..............................................      China           1,150,000        4,527,065
                                                                                                                     ---------------
                                                                                                                          5,943,421
                                                                                                                     ---------------
    OFFICE ELECTRONICS 0.1%
    Kinpo Electronics Inc. ........................................................      Taiwan          2,881,570          991,028
                                                                                                                     ---------------
    OIL, GAS & CONSUMABLE FUELS 28.1%
    China Petroleum and Chemical Corp., H .........................................      China          56,549,395       85,122,420
    China Shenhua Energy Co. Ltd., H ..............................................      China          11,031,000       65,384,526
    CNOOC Ltd. ....................................................................      China          41,243,000       76,066,438
  c CNOOC Ltd., 144A ..............................................................      China             978,000        1,803,772
    PetroChina Co. Ltd., H ........................................................      China          52,507,903      101,293,831
    Yanzhou Coal Mining Co. Ltd., H ...............................................      China          14,710,000       30,266,596
                                                                                                                     ---------------
                                                                                                                        359,937,583
                                                                                                                     ---------------
    PAPER & FOREST PRODUCTS 0.5%
    Nine Dragons Paper Holdings Ltd. ..............................................      China           1,932,000        4,789,088
    Shandong Chenming Paper Holdings Ltd., B ......................................      China           1,427,500        1,466,745
                                                                                                                     ---------------
                                                                                                                          6,255,833
                                                                                                                     ---------------
    PHARMACEUTICALS 0.2%
    Tong Ren Tang Technologies Co. Ltd., H ........................................      China           1,349,000        2,422,186
                                                                                                                     ---------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 2.1%
    Cheung Kong (Holdings) Ltd. ...................................................    Hong Kong         1,170,690       21,997,566
  b Soho China Ltd. ...............................................................      China           2,364,000        2,838,883
b,c Soho China Ltd., 144A .........................................................      China             712,000          855,027
  b SPG Land Holdings Ltd. ........................................................      China           1,692,000        1,377,774
                                                                                                                     ---------------
                                                                                                                         27,069,250
                                                                                                                     ---------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.7%
    MediaTek Inc. .................................................................      Taiwan            433,000        5,634,702
    Novatek Microelectronics Corp. Ltd. ...........................................      Taiwan          1,676,895        6,650,428
  b Semiconductor Manufacturing International Corp. ...............................      China          41,952,000        3,933,362
    Taiwan Semiconductor Manufacturing Co. Ltd. ...................................      Taiwan         16,437,442       30,863,175
                                                                                                                     ---------------
                                                                                                                         47,081,667
                                                                                                                     ---------------
    SOFTWARE 0.1%
  b Kongzhong Corp., ADR ..........................................................      China             204,000        1,048,560
                                                                                                                     ---------------
    SPECIALTY RETAIL 0.3%
    GOME Electrical Appliances Holdings Ltd. ......................................    Hong Kong           654,000        1,348,999
    I.T Ltd. ......................................................................    Hong Kong         6,312,000        2,067,262
    Sa Sa International Holdings Ltd. .............................................    Hong Kong           610,000          238,956
                                                                                                                     ---------------
                                                                                                                          3,655,217
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 5

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         COUNTRY      SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    TEXTILES, APPAREL & LUXURY GOODS 0.4%
    Tack Fat Group International Ltd. .............................................    Hong Kong        8,352,000    $    1,104,883
    Victory City International Holdings Ltd. ......................................    Hong Kong        5,724,015         1,573,269
    Weiqiao Textile Co. Ltd., H ...................................................       China          2,146,500        3,142,853
                                                                                                                     ---------------
                                                                                                                          5,821,005
                                                                                                                     ---------------
    TRANSPORTATION INFRASTRUCTURE 3.8%
    Cosco Pacific Ltd. ............................................................       China          5,335,449       14,801,752
    Hopewell Holdings Ltd. ........................................................     Hong Kong        6,526,000       29,755,264
  c Rickmers Maritime, 144A .......................................................     Singapore        4,523,000        4,217,613
                                                                                                                     ---------------
                                                                                                                         48,774,629
                                                                                                                     ---------------
    WIRELESS TELECOMMUNICATION SERVICES 12.5%
    China Mobile Ltd. .............................................................       China          8,678,270      156,490,744
    Taiwan Mobile Co. Ltd. ........................................................      Taiwan          2,496,930        3,373,080
                                                                                                                     ---------------
                                                                                                                        159,863,824
                                                                                                                     ---------------
    TOTAL COMMON STOCKS (COST $616,758,098) .......................................                                   1,263,698,500
                                                                                                                     ---------------
                                                                                                      ------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT
                                                                                                      ------------
    SHORT TERM INVESTMENT (COST $13,581,698) 1.1%
    U.S. GOVERNMENT AND AGENCY SECURITY 1.1%
  d FHLB, 12/03/07 ................................................................   United States   $ 13,586,000       13,586,000
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $630,339,796) 99.8% ...................................                                   1,277,284,500
    OTHER ASSETS, LESS LIABILITIES 0.2% ...........................................                                       2,031,624
                                                                                                                     ---------------
    NET ASSETS 100.0% .............................................................                                  $1,279,316,124
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended November 30, 2007.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2007, the aggregate value of these securities was $50,220,749, representing 3.93% of net assets.

d The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton China World Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                          Quarterly Statement of Investments | 7

Templeton China World Fund

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...................................   $ 630,963,159
                                                          ==============

Unrealized appreciation ...............................   $ 665,394,567
Unrealized depreciation ...............................     (19,073,226)
                                                          --------------
Net unrealized appreciation (depreciation) ............   $ 646,321,341
                                                          ==============

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments










Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund


By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  January 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  January 25, 2008


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  January 25, 2008